Income Taxes - Schedule of Income Tax Expenses Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current tax expense	$ 15,187	$ 35,456
Deferred tax expense (benefits)		129,812
Total income taxes	$ 15,187	$ 165,268